Related Party Transactions (Narrative) (Details) (Services and Advertising Agreements [Member], Sohu [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
Nov. 29, 2011
Related Party Transaction [Line Items]
Aggregate fees of agreement	$ 30
Subsequent term of agreement	22 years
Additional fees of agreement	$ 5
Virtual currency payment system services [Member]
Related Party Transaction [Line Items]
Term of agreement	25 years
All other relevant services and links and advertising space [Member]
Related Party Transaction [Line Items]
Initial term of agreement	3 years